Capitalized Software Development Costs, Net	12 Months Ended
Dec. 31, 2023
Capitalized Software Development Costs, Net [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

NOTE 7:- CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs for the years ended December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022

Balance at the beginning of the year	$23,426	$25,203

Capitalization	6,518	6,097
Amortization	(5,775)	(5,840)
Functional currency translation adjustments	(444)	(2,034)

Balance at year end	$23,725	$23,426

Amortization of capitalized software development costs for 2023, 2022 and 2021, was $5,775, $5,840 and $7,679, respectively. Amortization expense is included in cost of revenues.